Note 19 - Parent Company (Detail) - Condensed Statement of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income	$ 6,281,000	$ 4,130,000	$ 2,517,000
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	32,000	59,000
Investment securities losses, net	610,000	(173,000)	11,000
Other	355,000	(22,000)	(538,000)
Net cash provided by operating activities	10,282,000	9,146,000	5,734,000
INVESTING ACTIVITIES
Net cash used for investing activities	(8,005,000)	(19,360,000)	(87,558,000)
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(854,000)	(240,000)	832,000
Common stock issued	2,329,000	2,210,000
Cash dividends	(2,002,000)	(1,764,000)	(1,637,000)
Net cash provided by (used for) financing activities	8,679,000	13,969,000	71,306,000
Increase (decrease) in cash	10,956,000	3,755,000	(10,518,000)
Cash and Cash Equivalents	45,346,000	34,390,000	30,635,000
Non-Bank Subsidiaries [Member] | Parent Company [Member]
INVESTING ACTIVITIES
Investment in subsidiary bank		(1,500,000)	(500,000)
Parent Company [Member] | Beginning of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	710,000	257,000	1,100,000
Parent Company [Member] | End of Period [Member]
FINANCING ACTIVITIES
Cash and Cash Equivalents	1,740,000	710,000	257,000
Parent Company [Member] | Middlefield Banking Company [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(4,655,000)	(3,422,000)	(2,582,000)
Parent Company [Member] | Emerald Bank [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	(240,000)	384,000	292,000
Parent Company [Member] | EMORECO [Member]
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	280,000	441,000	1,159,000
Parent Company [Member]
OPERATING ACTIVITIES
Net income	6,281,000	4,130,000	2,517,000
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income	4,615,000	2,597,000	1,131,000
Stock-based compensation expense	32,000	59,000
Investment securities losses, net		179,000
Other	(885,000)	(806,000)	(602,000)
Net cash provided by operating activities	813,000	965,000	784,000
INVESTING ACTIVITIES
Net cash used for investing activities		(1,500,000)	(500,000)
FINANCING ACTIVITIES
Net decrease in short-term borrowings	(804,000)
Common stock issued	2,329,000	2,210,000
Proceeds from dividend reinvestment plan	694,000	542,000	510,000
Cash dividends	(2,002,000)	(1,764,000)	(1,637,000)
Net cash provided by (used for) financing activities	217,000	988,000	(1,127,000)
Increase (decrease) in cash	$ 1,030,000	$ 453,000	$ (843,000)